Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
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Cash and cash equivalents	4. Cash and cash equivalents

(in USD ‘000)	June 30, 2019	December 31, 2018
	unaudited	audited
Bank deposits	98,492	138,640
Interest bearing deposits	—	—

Total cash and cash equivalents	98,492	138,640